Right of use assets (Tables)	9 Months Ended
Mar. 31, 2022
Right-of-use assets
Schedule of right of use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse	Land use
	Property	equipment	right	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Net book value at July 1, 2021	679,733	10,154	—	689,887
Additions	221,405	414	815	222,634
Acquisition of assets through acquisition of a subsidiary	—	—	1,781,595	1,781,595
Derecognition	(111,049)	—	—	(111,049)
Depreciation	(206,425)	(2,876)	(19,228)	(228,529)
Exchange adjustments	(5,763)	1	—	(5,762)
Net book value at March 31, 2022	577,901	7,693	1,763,182	2,348,776

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	47,842	70,499	144,472	206,425
Warehouse equipment	1,776	888	6,496	2,876
Land use right	—	11,301	—	19,228

	49,618	82,688	150,968	228,529
Interest on lease liabilities (Note 8)	6,232	8,070	19,030	25,034
Expense relating to short-term leases and other leases with remaining lease term ending on or before March 31	8,413	5,227	23,529	23,545
Variable lease payments not included in the measurement of lease liabilities	433	693	2,236	3,595
COVID-19 rent concessions	—	—	(13,137)	(28,249)